Share Capital - Treasury Shares (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Treasury shares	€ 239	€ 202
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	25,706